Note 7 - Stockholders' Equity (Details Textual) - USD ($)			3 Months Ended		12 Months Ended
	Feb. 11, 2021	Sep. 29, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 19, 2022	Sep. 30, 2021	Sep. 28, 2021	Jun. 01, 2021	Sep. 24, 2020	Jun. 26, 2020
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.01	$ 0.01
Proceeds from Issuance or Sale of Equity, Gross		$ 12,800,000
Proceeds from Issuance or Sale of Equity, Total		$ 11,200,000
Number of Common Stock Securities Called by Each Unit (in shares)		1
Deferred Compensation Liability Conversion to Equity, Amount		$ 1,500,000				$ 1,500,000
Deferred Compensation Liability Conversion to Equity, Conversion Price (in dollars per share)		$ 5.00
Stock Issued During Period, Shares, Cancellation of Accrued Compensation (in shares)		300,001				300,001
Stock Issued During Period, Shares, Conversion of Convertible Securities (in shares)		177,626
Stock Issued During Period, Shares, New Issues (in shares)	1,644,000
Stock Issued During Period, Value, New Issues	$ 10,300,000			$ 9,408,920	$ 9,408,920	$ 11,158,496
Proceeds from Issuance of Common Stock	$ 9,400,000
Proceeds from Warrant Exercises					$ 3,404,156	$ 2,500
Stock Issued During Period, Shares, Warrants Exercised (in shares)				145,866
Stock Issued During Period, Shares, Issued for Services (in shares)					13,707	26,581
Conversion of Stock, Shares Issued (in shares)						716,790
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent						110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in dollars per share)					$ 2.87	$ 1.12
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)			2 years 1 month 6 days
Prepaid Expense, Value of Stock Issued for Services During Period			$ 4,987		$ 19,947
Expense Related To Consulting And Investment Banking Agreements [Member]
Share-based Payment Arrangement, Expense					100,560	$ 45,733
Share-Based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense			$ 190,191	$ 56,190	269,427	$ 18,730
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total					$ 1,420,144
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					2 years 2 months 12 days
Stock Incentive Plan 2020 [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)			1,500,000					1,500,000
Conversion of Series H, Series I, and Series J Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Issued (in shares)						716,790
Conversion from Convertible Debentures to Conversion Units [Member]
Debt Conversion, Converted Instrument, Principal and Interest, Amount		$ 1,214,667
Conversion Warrants [Member]
Class Of Warrant Or Right, Issued During Period (in shares)		2,560,000
Conversion Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)		303,668
Unit Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 5.00			$ 5.00
Warrants and Rights Outstanding, Term (Year)		5 years
Class of Warrant or Right, Exercised During Period (in shares)					740,034
Proceeds from Warrant Exercises, Gross					$ 3,700,000
Proceeds from Warrant Exercises					$ 3,400,000
Stock Issued During Period, Shares, Warrants Exercised (in shares)					27,004
Pre-Funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)		1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							2,360,000
Pre-Funded Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)		126,042				126,042
Management Warrant [Member]
Number of Warrants Called by Each Unit (in shares)		1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		300,001
Stock Purchase Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)			$ 4.23
Warrants and Rights Outstanding, Term (Year)			4 years 2 months 12 days
Class of Warrant or Right, Exercised During Period (in shares)					215,672	54,557
Stock Issued During Period, Shares, Warrants Exercised (in shares)					149,705	36,902
June 2020 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 5.00										$ 10.00
Warrants and Rights Outstanding, Term (Year)												5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)												120,000
Conversion of Convertible Debenture [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		303,668
Unit Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		2,560,000
Unit Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)						303,668
Representative Warrants 2020 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 5.50						$ 5.50
Warrants and Rights Outstanding, Term (Year)		42 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		128,000
Representative Warrants 2021 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 6.875				6.875
Warrants and Rights Outstanding, Term (Year)	42 months
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	72,000
Warrants 2021 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)					$ 13.00				$ 13.00
Warrants and Rights Outstanding, Term (Year)									5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									100,000
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding, Ending Balance (in shares)					0	100				100
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 1,000	$ 1,000
Capital Units Tranche One [Member] | Capital Units [Member]
Number of Common Stock Securities Called by Each Unit (in shares)		1